Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	€ 24	€ 29
Charged/(credited) to the consolidated statement of operations:
Additional provisions	10	16
Reversal of unutilized amounts	(5)	(10)
Exchange differences	1	1
Utilized	(2)	(12)
Ending balance ,carrying amount	28	24
Current portion	25	21
Non-current portion	3	3
Legal contingencies
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	11	10
Charged/(credited) to the consolidated statement of operations:
Additional provisions	7	4
Reversal of unutilized amounts	(2)	(2)
Exchange differences	0	1
Utilized	0	(2)
Ending balance ,carrying amount	16	11
Current portion	16	11
Non-current portion	0	0
Other
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	13	19
Charged/(credited) to the consolidated statement of operations:
Additional provisions	3	12
Reversal of unutilized amounts	(3)	(8)
Exchange differences	1	0
Utilized	(2)	(10)
Ending balance ,carrying amount	12	13
Current portion	9	10
Non-current portion	€ 3	€ 3